Property and equipment (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Property and equipment, beginning of year	₽ 429,744
Property and equipment, end of year	466,725	₽ 429,744
Gross
Property and equipment
Property and equipment, beginning of year	599,372	246,041
Acquisition through business combinations	10,601
Additions	177,243	386,042
Disposals	(6,385)	(31,820)
Foreign currency translation difference	216	(891)
Property and equipment, end of year	781,047	599,372
Depreciation
Property and equipment
Property and equipment, beginning of year	(169,628)	(112,231)
Depreciation for the year	150,412	85,413
Disposals	5,865	27,579
Foreign currency translation difference	147	(437)
Property and equipment, end of year	(314,322)	(169,628)
Servers and computers
Property and equipment
Property and equipment, beginning of year	109,634
Property and equipment, end of year	108,058	109,634
Servers and computers | Gross
Property and equipment
Property and equipment, beginning of year	174,157	116,596
Acquisition through business combinations	4,843
Additions	23,390	65,431
Disposals	(261)	(7,870)
Property and equipment, end of year	202,129	174,157
Servers and computers | Depreciation
Property and equipment
Property and equipment, beginning of year	(64,523)	(43,662)
Depreciation for the year	29,809	28,507
Disposals	261	7,646
Property and equipment, end of year	(94,071)	(64,523)
Office equipment, furniture and other
Property and equipment
Property and equipment, beginning of year	128,016
Property and equipment, end of year	148,885	128,016
Office equipment, furniture and other | Gross
Property and equipment
Property and equipment, beginning of year	215,484	100,306
Acquisition through business combinations	5,758
Additions	77,728	123,152
Disposals	(6,124)	(7,154)
Foreign currency translation difference	189	(820)
Property and equipment, end of year	293,035	215,484
Office equipment, furniture and other | Depreciation
Property and equipment
Property and equipment, beginning of year	(87,468)	(56,234)
Depreciation for the year	62,146	38,429
Disposals	5,604	6,770
Foreign currency translation difference	140	(425)
Property and equipment, end of year	(144,150)	(87,468)
Leasehold improvements
Property and equipment
Property and equipment, beginning of year	192,094
Property and equipment, end of year	209,782	192,094
Leasehold improvements | Gross
Property and equipment
Property and equipment, beginning of year	209,731	29,139
Additions	76,125	197,459
Disposals		(16,796)
Foreign currency translation difference	27	(71)
Property and equipment, end of year	285,883	209,731
Leasehold improvements | Depreciation
Property and equipment
Property and equipment, beginning of year	(17,637)	(12,335)
Depreciation for the year	58,457	18,477
Disposals		13,163
Foreign currency translation difference	7	(12)
Property and equipment, end of year	₽ (76,101)	₽ (17,637)